FINANCIAL INSTRUMENTS (Details 2) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
1 month
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	CAD 99,092	CAD 79,509
1 month to 3 months
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	138,273	120,233
3 months to 1 year
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	7,974	7,241
1 year to 5 years
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	CAD 912,306	CAD 1,377,819